Impairment of Non-current Assets - Summary of Goodwill Alloctaed to Cash Generating Units (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	$ 1,197	$ 1,197
Increase (Decrease) Due To Changes in Accounting Policy Required By IFRS [Member] | IAS 12 [Member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill		$ 950